Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2013
Valuation and Qualifying Accounts [Abstract]
Valuation And Qualifying Accounts
Schedule II – Valuation and Qualifying Accounts

(In thousands of U.S. dollars)

	Column A	Column B	Column C	Column D	Column E
Description	Balance at Beginning of Period	Additions (Charged to Costs and Expenses)	Deductions (Write-Offs and Actual Losses Incurred)	Additions Resulting from Acquisitions	Balance at End of Period
Year ended December 31, 2013:
Provisions for Losses on Long-Term Contracts (*)	129,215	38,928	27,884	—	140,259
Provisions for Claims and Potential Contractual Penalties and Others	6,846	2,561	199	—	9,208
Allowance for Doubtful Accounts	9,128	—	2,011	—	7,117
Valuation Allowance on Deferred Taxes	4,372	6,162	1,176	—	9,358

Year ended December 31, 2012:
Provisions for Losses on Long-Term Contracts (*)	196,980	32,996	100,761	—	129,215
Provisions for Claims and Potential Contractual Penalties and Others	8,236	648	2,038	—	6,846
Allowance for Doubtful Accounts	6,861	2,865	598	—	9,128
Valuation Allowance on Deferred Taxes	1,302	4,240	1,169	—	4,372

Year ended December 31, 2011:
Provisions for Losses on Long-Term Contracts (*)	136,070	104,560	43,650	—	196,980
Provisions for Claims and Potential Contractual Penalties and Others	6,618	2,160	542	—	8,236
Allowance for Doubtful Accounts	11,215	56	4,410	—	6,861
Valuation Allowance on Deferred Taxes (**)	160	1,302	160	—	1,302

*
An amount of $74,509, $64,065 and $76,017 as of December 31, 2011, 2012 and 2013, respectively, is presented as a deduction from inventories, and an amount of $122,471, $65,150 and $64,242 as of December 31, 2011, 2012 and 2013, respectively, is presented as part of other accrued expenses in the category of “Cost Provisions and Other.” An amount of $18,467 and $18,249 as of December 31, 2012 and 2013, respectively, is presented as other accrued expenses and is related to the cessation of a program with a foreign customer, of which $13,300 was included in long-term liabilities.

**	An amount of $21,500 was deducted as a result of a prior year adjustment.